Income Tax - Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate [Abstract]
Income tax expense computed based on PRC statutory	$ (1,471,787)	$ (2,516,640)
Deferred tax asset on unutilized tax losses not recognized	799,748	1,947,952
Total	$ 672,039	$ 568,688